Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Cost	$ 4,439,746
Accumulated Amortization	(1,481,907)	$ (2,350,059)
Net carrying value	2,957,839	3,620,256
Customer Relationship and Lists [Member]
Schedule of Intangible Assets [Line Items]
Cost	3,885,679
Accumulated Amortization	(1,296,644)
Net carrying value	2,589,035	3,007,702
Trade Names [Member]
Schedule of Intangible Assets [Line Items]
Cost	554,067
Accumulated Amortization	(185,263)
Net carrying value	$ 368,804	$ 612,554